Condensed Parent Company only Financial Statements - Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other income									$ 23,737	$ 21,838	$ 15,549
Interest expense	10,654	11,060	11,695	13,545	14,789	15,225	16,111	17,326	46,953	63,450	82,069
Salaries and employee benefits expense									244,981	233,777	193,773
Other expenses									25,633	21,894	23,802
Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	34,779	30,549	19,803	(4,159)	32,037	29,378	16,949	26,527	80,972	104,891	70,519
Income tax benefit	(9,175)	(7,357)	(4,213)	4,876	(8,829)	(8,144)	(4,389)	(7,134)	15,869	28,496	16,981
Net Income	25,604	23,192	15,590	717	23,208	21,234	12,560	19,393	65,103	76,395	53,538
IBERIABANK Corporation [Member]
Dividends from bank subsidiary									49,000	70,000
Dividends from non-bank subsidiaries									1,511
Reimbursement of management expenses									34,474	94,053	74,664
Other income									869	(836)	(1,176)
Total operating income									85,854	163,217	73,488
Interest expense									3,232	3,427	2,101
Salaries and employee benefits expense									29,159	76,527	63,505
Other expenses									13,676	47,309	33,546
Total operating expenses									46,067	127,263	99,152
Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries									39,787	35,954	(25,664)
Income tax benefit									(2,808)	(11,842)	(8,219)
Income (loss) before equity in undistributed earnings of subsidiaries									42,595	47,796	(17,445)
Equity in undistributed earnings of subsidiaries									22,508	28,599	70,983
Net Income									$ 65,103	$ 76,395	$ 53,538